PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate (Core and Transitional & Development)[3]	Real Estate (LP Investments) and Other[3]	Total
Balance, beginning of period	$76,414	$52,625	$13,387	$315	$10,278	$153,019
Additions	3,667	1,486	1,353	17	185	6,708
Acquisitions through business combinations	502	124	207	—	120	953
Dispositions and assets reclassified as held for sale[1]	(3,029)	(197)	(4,098)	(16)	(261)	(7,601)
Depreciation expense	(1,220)	(1,499)	(723)	(18)	(254)	(3,714)
Foreign currency translation and other	3,295	1,661	773	(3)	549	6,275
Total change	3,215	1,575	(2,488)	(20)	339	2,621
Balance, end of period[2]	$79,629	$54,200	$10,899	$295	$10,617	$155,640
1.Includes the deconsolidation of our healthcare services operation in our Private Equity segment.
2.Our ROU PP&E assets include $1.2 billion (December 31, 2024 – $1.1 billion) in our Renewable Power and Transition segment, $5.0 billion (December 31, 2024 – $5.2 billion) in our Infrastructure segment, $851 million (December 31, 2024 – $924 million) in our Private Equity segment, $66 million (December 31, 2024 – $80 million) in our core and transitional and development investments within our Real Estate segment and $902 million (December 31, 2024 – $829 million) within our Asset Management segment totaling $8.0 billion (December 31, 2024 – $8.1 billion) of ROU assets.